Restructuring, Impairment, and Plant Closing and Transition Costs	3 Months Ended
Mar. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring, Impairment, and Plant Closing and Transition Costs
Note 6. Restructuring, Impairment, and Plant Closing and Transition Costs

Venator has initiated various restructuring programs in an effort to reduce operating costs and maximize operating efficiency.

Restructuring Activities

Company-wide Restructuring

In December 2020, we implemented a plan to decommission certain existing equipment in a section of our Duisburg, Germany titanium dioxide manufacturing site. As part of the program, we recorded a restructuring expense of nil and $11 million for the three months ended March 31, 2022 and 2021, respectively, all of which is related to employee benefits. We expect to incur additional cash charges of approximately $4 million through the end of 2023, all of which relates to employee costs. We expect $3 million of these future costs will relate to the Titanium Dioxide segment and $1 million will relate to the Performance Additives segment.

Titanium Dioxide Segment

In March 2017, we implemented a plan to close the white-end finishing and packaging operation of our titanium dioxide manufacturing facility at our Calais, France site. The announced plan followed the 2015 closure of the black-end manufacturing operations and resulted in the closure of the entire facility. As part of the program, we recorded restructuring and plant closure expense of $1 million for the three months ended March 31, 2022 and 2021, each, all of which related to plant shutdown costs. We expect to incur additional cash plant shutdown costs for our Calais, France facility of approximately $10 million through 2023.

In September 2018, we implemented a plan to close our Pori, Finland titanium dioxide manufacturing facility. We recorded $9 million of restructuring and plant closing costs for the three months ended March 31, 2022, of which approximately $5 million was restructuring expense related to the plan and $4 million was non-restructuring plant shutdown expenses. Restructuring expense for the three months ended March 31, 2022 was comprised of $3 million related to cash plant shutdown costs and $2 million related to accelerated depreciation.

We recorded restructuring expense related to our Pori, Finland manufacturing facility of $2 million for the three months ended March 31, 2021, of which $1 million related to other employee costs and $1 million related to plant shutdown costs. This restructuring expense consists of $2 million of cash expense.

We expect to incur additional charges related to our Pori facility of approximately $34 million through the end of 2024, of which $1 million relates to accelerated depreciation, $28 million relates to plant shut down costs, $3 million relates to other employee costs and $2 million relates to the write off of other assets. Future charges consist of $3 million of noncash costs and $31 million of cash costs.

Accrued Restructuring Costs

As of March 31, 2022 and December 31, 2021, current and non-current accrued restructuring costs by type of cost and year of initiative consisted of the following:

	Workforce reductions(1)	Other restructuring costs	Total(2)
Accrued restructuring costs as of December 31, 2021	$22	$—	$22
2022 charges for 2018 and prior initiatives	—	3	3
2022 charges for 2019 initiatives	2	—	2
2022 payments for 2018 and prior initiatives	—	(3)	(3)
2022 payments for 2019 initiatives	(1)	—	(1)
2022 payments for 2020 initiatives	(9)	—	(9)
Foreign currency effect on liability balance	(1)	—	(1)
Accrued restructuring costs as of March 31, 2022	$13	$—	$13

(1)The total workforce reduction reserves of $13 million relate to the termination of 124 positions, of which no positions have been terminated but require future payment as of March 31, 2022.
(2)Accrued liabilities remaining at March 31, 2022 and December 31, 2021 by year of initiatives were as follows:

	March 31, 2022	December 31, 2021
2019 initiatives and prior	$8	$8
2020 initiatives	5	14
Total	$13	$22
Details with respect to our reserves for restructuring are provided below by segment and initiative:

	Titanium Dioxide	Performance Additives	Total
Accrued restructuring costs as of December 31, 2021	$21	$1	$22
2022 charges for 2018 and prior initiatives	3	—	3
2022 charges for 2019 initiatives	—	2	2
2022 payments for 2018 and prior initiatives	(3)	—	(3)
2022 payments for 2019 initiatives	—	(1)	(1)
2022 payments for 2020 initiatives	(9)	—	(9)
Foreign currency effect on liability balance	—	(1)	(1)
Accrued restructuring costs as of March 31, 2022	$12	$1	$13
Current portion of restructuring reserves	$6	$1	$7
Long-term portion of restructuring reserves	$6	$—	$6

Restructuring, Impairment and Plant Closing and Transition Costs

Details with respect to restructuring, impairment and plant closing and transition costs for the three months ended March 31, 2022 and 2021 are provided below:

	Three months ended March 31,
	2022	2021
Cash charges	$5	$14
Accelerated depreciation	2	—
Other plant closure costs	4	—
Total Restructuring, Impairment and Plant Closing and Transition Costs	$11	$14